Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [Line Items]
Transactions costs	R$ (5,566,927)	R$ (4,321,135)	R$ (2,773,436)
Marketing and advertising	(717,732)	(791,134)	(510,840)
Personnel expenses	(1,032,732)	(1,074,249)	(619,137)
Financial expenses	(3,151,552)	(790,635)	(109,232)
Total losses	(984,487)	(664,268)	(288,309)
Depreciation and amortization	(1,130,690)	(768,593)	(376,335)
Expenses By Nature Other	(991,478)	(550,681)	(362,693)
Total	13,575,598	8,960,695	5,039,982
Classified as: [Line Items]
Services expense	(7,470,895)	(5,775,895)	(3,772,298)
Selling expenses	(1,946,075)	(1,523,908)	(617,463)
Administrative expenses	(668,679)	(877,559)	(563,893)
Other Expenses And Income	(338,397)	7,302	22,904
Total	R$ 13,575,598	R$ 8,960,695	R$ 5,039,982